Offerings - Offering: 1	May 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Amount Registered | shares	150,000
Proposed Maximum Offering Price per Unit	164.52
Maximum Aggregate Offering Price	$ 24,678,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,408.03
Offering Note
(1)Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate number of additional common shares that may become issuable under the terms of the Park National Corporation 2026 Long-Term Incentive Plan for Non-Employee Directors (the “Plan”) to prevent dilution resulting from any stock split, stock dividend, recapitalization or other similar transaction or adjustment affecting the common shares of Park National Corporation as specified in the anti-dilution provisions of the Plan.

(2)Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $164.52 per share, which is the average of the high and low prices for a common share of Park National Corporation as reported on NYSE American on May 15, 2026.